PGIM Jennison Focused Mid-Cap ETF Average Annual Total Returns		12 Months Ended	13 Months Ended		25 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	[1],[4],[5]
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02% [1]	28.04%	[2],[3]	21.01%
Russell Midcap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	22.20%	[2]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		15.69%	15.85%
Performance Inception Date	Dec. 14, 2023
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.30%	15.48%
Performance Inception Date	Dec. 14, 2023
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.29%	11.93%
Performance Inception Date	Dec. 14, 2023

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[3]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[5]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.